Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ (63,984,000)		€ (20,759,000)	[1]	€ 3,049,000
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	56,797,000		16,529,000	[1]	7,401,000
Employee benefits costs	216,000		685,000	[1]	477,000
Provisions for charges	604,000		(484,000)	[1]	(322,000)
Share-based compensation expense	2,475,000		3,826,000	[1]	2,707,000
Change in fair value of financial assets	577,000		(4,065,000)	[1]	3,786,000
Foreign exchange (gains) losses on financial assets	1,256,000		(280,000)	[1]	(1,341,000)
Change in accrued interests on financial assets	372,000		(237,000)	[1]	152,000
Gains (losses) on assets and other financial assets	(962,000)		(1,290,000)	[1]	(1,445,000)
Interest paid	341,000		204,000	[1]	102,000
Other profit or loss items with no cash effect	(254,000)		550,000	[1]	0
Operating cash flow before change in working capital	(2,562,000)		(5,321,000)	[1]	14,566,000
Change in working capital	(49,206,000)		40,246,000	[1]	(47,096,000)
Net cash generated from / (used in) operating activities	(51,767,000)		34,924,000	[1]	(32,529,000)
Cash flows from (used in) investing activities [abstract]
Acquisition of intangible assets	(10,375,000)		(64,130,000)	[1]	(556,000)
Acquisition of property and equipment, net	(907,000)		(1,271,000)	[1]	(873,000)
Purchase of non-current financial instruments	(3,000,000)		0	[1]	0
Disposal of property and equipment	9,000		0	[1]	0
Disposal of other assets	0		0	[1]	22,000
Acquisition of other assets	(59,000)		(10,000)	[1]	25,000
Disposal of current financial instruments	0		0	[1]	2,704,000
Disposal of non-current financial instruments	0		2,000,000	[1]	21,513,000
Interest received on financial assets	962,000		1,290,000	[1]	1,445,000
Net cash generated from / (used in) investing activities	(13,370,000)		(62,121,000)	[1]	24,279,000
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	48,000		44,000	[1]	111,000
Increase in capital, net	0		66,006,000	[1]	62,557,000
Proceeds from borrowings	1,360,000		13,900,000	[1]	0
Repayment of borrowings	(2,245,000)		(1,982,000)	[1]	(1,343,000)
Net interest paid	(341,000)		(204,000)	[1]	(102,000)
Net cash generated from / (used in) financing activities	(1,177,000)		77,765,000	[1]	61,222,000
Effect of the exchange rate changes	219,000		5,000	[1]	(26,000)
Net increase / (decrease) in cash and cash equivalents	(66,096,000)		50,572,000	[1]	52,947,000
Cash and cash equivalents at the beginning of the year	202,887,000	[1]	152,314,000	[1]	99,367,000
Cash and cash equivalents at the end of the year	136,792,000		202,887,000	[1]	152,314,000	[1]
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)	51,635,000		28,716,000	[1]	139,012,000	[1]
Trade receivables and others (excluding rebates related to capital expenditures), variance	(22,919,000)		110,296,000
Trade payables and others (excluding payables related to capital expenditures)	(29,519,000)		(36,047,000)	[1]	(34,662,000)	[1]
Trade payables and others (excluding payables related to capital expenditures), variance	(6,528,000)		1,385,000
Collaboration liabilities - current and non-current portion	(46,686,000)		(21,304,000)	[1]	(31,656,000)	[1]
Collaboration liabilities - current and non-current portion, variance	25,382,000		(10,352,000)
Deferred revenue - current and non-current portion	(43,973,000)		(89,112,000)	[1]	(150,195,000)	[1]
Deferred revenue - current and non-current portion, variance	(45,139,000)		(61,083,000)
Change in working capital	(68,543,000)		(117,747,000)	[1]	(77,501,000)	[1]
Change in working capital, variance	€ (49,206,000)		€ 40,246,000	[1]	€ (47,096,000)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.